[logo] PIONEER Investments(R)






                                                May 20, 2009


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, DC  20549


Re:  Pioneer Series Trust I (the "Trust")
     (File Nos. 333-108472 and 811-21425)
     CIK No. 0001257951


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of the Class A and C shares and Class Y shares for Pioneer Select Mid Cap Growth Fund, Pioneer Intermediate Tax Free Income Fund and Pioneer Growth Fund; and the multi-class statements of additional information for Pioneer Select Mid Cap Growth Fund and Pioneer Growth Fund that would have been filed under paragraph
(c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 13 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on May 8, 2009 (Accession No.0001145443-09-001196).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.
                                              Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."